Significant Transactions -- SpringCastle Interests Sale (Details) (10-Q) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended
	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Net finance receivables				$ 13,870,000,000		$ 13,870,000,000		$ 154,000,000	$ 6,483,000,000
Escrow advance receivable								$ 11,000,000	$ 8,000,000
Net gain on sale of SpringCastle interests			$ 167,000,000	$ 0	$ 0	$ 167,000,000	$ 0
Majority Shareholder [Member]
Business Acquisition [Line Items]
Ownership percentage by related party	58.00%	58.00%	58.00%	58.00%		58.00%		58.00%
SpringCastle Interests Sale [Member]
Business Acquisition [Line Items]
Ownership percentage	47.00%	47.00%	47.00%
Aggregate purchase price	$ 11,200	$ 11,200	$ 11,200
Cash paid for acquisition	10,100	10,100	10,100
Escrow advance receivable	$ 1,100	1,100	$ 1,100
Maximum number of years, the amount must be left in the escrow account	5 years
Net gain on sale of SpringCastle interests	$ 16,700	$ 167,000,000
SpringCastle Interests Sale [Member] | NRZ Consumer LLC [Member]
Business Acquisition [Line Items]
Ownership percentage	30.00%	30.00%	30.00%
SpringCastle Interests Sale [Member] | Blackstone Buyers [Member]
Business Acquisition [Line Items]
Ownership percentage	23.00%	23.00%	23.00%
Consumer Loan [Member]
Business Acquisition [Line Items]
Net finance receivables				$ 13,656,000,000		$ 13,656,000,000		$ 13,295,000,000
Spring Castle Portfolio [Member]
Business Acquisition [Line Items]
Number of loans acquired, more than								232,000
Net finance receivables				0		0		$ 1,703,000,000
Credit Card Receivable [Member]
Business Acquisition [Line Items]
Net finance receivables				13,000,000		13,000,000		23,000,000
Real Estate Loan [Member]
Business Acquisition [Line Items]
Net finance receivables				$ 201,000,000		$ 201,000,000		$ 538,000,000